Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities (Abstract)
Audit fees	$ 432	$ 255
Legal fees	1,149	159
Other professional fees	350	262
Vessel operating and voyage expenses	8,477	1,734
Loan interest and financing fees	3,330	1,091
Total Accrued Liabilities	$ 13,738	$ 3,501